Lease Liabilities - Summary of quantitative information about lease liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance, January 1	$ 61,926	$ 67,000
Additions	9,721	8,065
Lease interest	3,029	3,371	$ 2,586
Payments made against lease liabilities	(17,244)	(16,141)
Currency translation effects and other	(418)	(369)
Current portion of lease liabilities	13,906	14,693
Non-current portion of lease liabilities	43,108	47,233
Closing balance	$ 57,014	$ 61,926	$ 67,000